Related Party and Former Parent Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Onex Partners Advisor LP
Related Party and Former Parent Transactions
Consulting fee in operating expenses	$ 920	$ 1,230
Interest per annum (as a percent)	0.10%
Interest expense	$ 905	1,557
Outstanding liability	450	162
Baring
Related Party and Former Parent Transactions
Consulting fee in operating expenses	669	854
Outstanding liability	334	641
Controlled affiliate of Baring
Related Party and Former Parent Transactions
Outstanding liability	120	199
Payments to related party	531	388
Member of key management
Related Party and Former Parent Transactions
Outstanding liability	332
Payments to related party	$ 865
Publons
Related Party and Former Parent Transactions
Payments to related party		$ 716